Note 26 - Other Operating Expenses (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ESG (“Environmental Social Governance”) expenses [member]
Statement Line Items [Line Items]
Miscellaneous other operating expense	$ 3,387	$ 7,327